Client:	XXXX
Batch:	GSMBS 2020-PJ5
Report Pulled:	XXXX
Loan Count:	13

Fields Reviewed	Discrepancy Count	Percentage
Origination/Note Date	1	16.67%
Originator Back-End DTI	2	33.33%
Property Type	3	50.00%
Total Discrepancies:	6	100.00%